Cash and cash equivalents and investment securities	6 Months Ended
Jun. 30, 2020
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Cash and cash equivalents
14.
Cash and cash equivalents and investment securitie
s

Million US dollar	30 June 2020	31 December 2019
Short-term bank deposits	2 977	2 236
Treasury Bills	17 155	—
Cash and bank accounts	4 886	5 002

Cash and cash equivalents	25 018	7 238

Bank overdrafts	(153)	(68)

	24 865	7 169

The company’s investment in Treasury Bills is to facilitate liquidity and for capital preservation.
The cash outstanding as at 30 June 2020 includes restricted cash for an amount of 77m US dollar (31 December 2019: 78m US dollar). This restricted cash relates to an outstanding consideration payable to former Anheuser-Busch shareholders that have not yet claimed the proceeds from the 2008 combination (1m US dollar) and amounts deposited on a blocked account in respect to the state aid investigation into the Belgian excess profit ruling system (76m US dollar) – see also Note 24
Contingencies
.

Million US dollar	30 June 2020	31 December 2019
Investment in unquoted companies	92	85
Investment in debt securities	21	25

Non-current investments	113	110

Investment in debt securities	102	92

Current investments	102	92

As at 30 June 2020, current debt securities of 102m US dollar mainly represented investments in government bonds (31 December 2019: 92m US dollar). The company’s investments in such short-term debt securities are primarily to facilitate liquidity and for capital preservation.